SHARE CAPITAL - Disclosure of changes in Company's reserve for share-based payments related to the deferred share units (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of year	$ 7,639,768	$ 6,399,479	$ 3,415,790
Share-based payments	1,097,850	1,742,511	1,863,085
Balance at the end of year	8,084,304	7,639,768	6,399,479
Deferred Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of year	838,869	400,117	307,223
Share-based payments	304,304	438,752	92,894
Balance at the end of year	$ 1,143,173	$ 838,869	$ 400,117